Share Based Payment (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
Period from January 1 to June 30, 2020	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	21,740	-	-	10*
Total at June 30, 2020	21,740	-	-	10*

* The second quarter of 2020 share based payment was effected on July 9, 2020. A total of 13,008 shares issued for the amount of $10.

Period from January 1 to June 30, 2019	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	5,780	-	-	20
Total at June 30, 2019	5,780	-	-	20